Short-term and long-term loan (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Short- term loan
Short-term bank borrowings	¥ 548,461
Convertible senior notes	1,740,004
Long-term loan
Convertible senior notes	¥ 0	¥ 1,762,847